Earnings per share (EPS) and shares outstanding (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Basic earnings
Net profit / (loss) attributable to shareholders	$ 1,194	$ 1,421	$ 1,307	$ 2,615	$ 2,375
Diluted earnings
Net profit / (loss) attributable to shareholders	$ 1,194	$ 1,421	$ 1,307	$ 2,615	$ 2,375